SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 97.5%
Austria — 0.6%
1,443,370	Mondi Plc	$21,308,817

Brazil — 4.8%
42,173,083	B3 SA - Brasil Bolsa Balcao	70,449,463
20,349	MercadoLibre, Inc.*	34,602,253
18,125,727	Raia Drogasil SA	64,547,698
		169,599,414
Chile — 3.3%
5,966,830	Antofagasta Plc	118,199,917

China — 21.6%
5,912,747	Alibaba Group Holding Ltd.	62,576,713
14,531,376	China Resources Land Ltd.	41,716,233
1,899,400	Meituan, Class B(a),*	36,930,739
2,248,319	Midea Group Co. Ltd., Class A	23,163,754
5,419,300	Midea Group Co. Ltd.*	52,154,694
17,109,001	NARI Technology Co. Ltd., Class A	59,124,542
2,361,576	NetEase, Inc.	42,035,650
11,480,334	Ping An Insurance Group Co. of China Ltd., Series H	67,382,170
1,054,485	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	36,830,979
4,464,803	Tencent Holdings Ltd.	238,299,158
869,662	Yum China Holdings, Inc.	41,891,619
1,345,300	Yum China Holdings, Inc.	64,313,969
		766,420,220
Hong Kong — 5.4%
14,112,198	AIA Group Ltd.	101,365,979
2,448,289	Hong Kong Exchanges & Clearing Ltd.	91,636,397
		193,002,376
India — 18.9%
2,120,083	Axis Bank Ltd.	26,289,268
4,976,703	Dr Reddy’s Laboratories Ltd.	80,580,064
3,761,000	HDFC Bank Ltd., ADR	240,177,460
1,089,128	Kotak Mahindra Bank Ltd.	22,670,576
3,700,148	Mahindra & Mahindra Ltd.	129,517,062
4,003,219	Marico Ltd.	29,875,869
3,000,391	Tata Consultancy Services Ltd.	143,183,117
		672,293,416
Indonesia — 3.0%
88,884,469	Bank Central Asia Tbk PT	53,276,742
300,353,183	Kalbe Farma Tbk PT	25,403,621
160,136,962	Telkom Indonesia Persero Tbk PT	26,804,686
		105,485,049

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
Korea — 6.9%
758,046	Samsung Electronics Co. Ltd.	$27,052,245
275,575	Samsung Fire & Marine Insurance Co. Ltd.	66,715,559
1,859,445	Shinhan Financial Group Co. Ltd.	60,295,906
808,523	SK Hynix, Inc.	92,648,913
		246,712,623
Mexico — 3.4%
1,054,500	Fomento Economico Mexicano SAB de CV, ADR	90,149,205
11,014,700	Wal-Mart de Mexico SAB de CV	28,990,779
		119,139,984
Peru — 1.7%
321,060	Credicorp Ltd.	58,856,719

Philippines — 1.9%
4,308,809	SM Investments Corp.	66,552,121

Poland — 0.7%
270,528	Dino Polska SA(a),*	25,589,296

South Africa — 3.4%
2,561,423	Clicks Group Ltd.	50,667,699
6,787,370	Discovery Ltd.	69,894,185
		120,561,884
Taiwan — 17.8%
2,942,592	Advantech Co. Ltd.	31,033,320
4,368,541	Delta Electronics, Inc.	57,180,913
42,829,241	E.Sun Financial Holding Co. Ltd.	35,160,167
935,517	MediaTek, Inc.	40,217,630
3,243,997	President Chain Store Corp.	26,010,804
10,771,942	Taiwan Semiconductor Manufacturing Co. Ltd.	350,088,679
24,503,530	Uni-President Enterprises Corp.	60,410,816
596,455	Voltronic Power Technology Corp.	33,762,390
		633,864,719
Thailand — 1.1%
8,384,698	Kasikornbank Public Co. Ltd., NVDR	38,163,919

United Kingdom — 3.0%
1,883,880	Unilever Plc	107,043,231

Total Common Stocks		3,462,793,705
(Cost $3,343,387,383)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
Preferred Stocks — 1.8%
Korea — 1.8%
2,187,322	Samsung Electronics Co. Ltd., 2.48%	$64,967,787

Total Preferred Stocks		64,967,787
(Cost $99,201,382)
Investment Company — 0.3%
10,445,457	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	10,445,457
Total Investment Company		10,445,457
(Cost $10,445,457)
Total Investments		$3,538,206,949
(Cost $3,453,034,222) — 99.6%
Other assets in excess of liabilities — 0.4%		13,137,502
NET ASSETS — 100.0%		$3,551,344,451

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
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